Acquisition of Nora Pharma Inc.	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisition of Nora Pharma Inc.

Note 4 – Acquisition of Nora Pharma Inc.

On October 20, 2022, the Company acquired all of the issued and outstanding shares of Nora Pharma Inc. The purchase price for the shares was $18,860,637 (USD), $14,346,637 of which was paid in cash and the remainder was paid through the issuance of 3,700,000 shares of the Company’s common stock valued at $4,514,000 or $1.22 per share. Nora Pharma sells generic pharmaceutical products in Canada. Nora Pharma’s operations are authorized by a Drug Establishment License issued by Health Canada.

The following table summarizes the allocation of the purchase price as of October 20, 2022, the acquisition date using Nora Pharma’s balance sheet assets and liabilities:

Accounts receivable	$1,358,121
Inventory	3,181,916
Intangible assets	659,571
Equipment & furniture	210,503
Other assets	1,105,093
Total assets	6,515,204
Liabilities assumed	(5,981,286)
Net assets	533,918
Goodwill	18,326,719
Total Consideration	$18,860,637

The value of the 3,700,000 common shares issued as part of the consideration paid for Nora Pharma was determined based on the closing market price of the Company’s common shares on the acquisition date, October 20, 2022 ($1.22 per share).

The Company impaired 100% of the goodwill amount in 2022 and plans to depreciate the intangible assets as detailed in Note 5 below.

As part of the consideration paid for Nora Pharma, the Company agreed to a $5,000,000 CAD ($3,632,000 USD) earnout amount payable to Mr. Malek Chamoun, the Seller of Nora Pharma. The earnout is payable in the form of twenty (20) payments of $250,000 CAD for every $1,000,000 CAD increase in gross sales (as defined in the Purchase Agreement) above Nora Pharma’s June 30, 2022 gross sales, provided that his employment with the Company is not terminated pursuant to the Company’s employment agreement with him. The total earnout amount of $3,632,000 has been recorded as a salary payable. During the nine-month period ended September 30, 2023, the Company paid an earn-out amount of $1,084,169 leaving a balance earn-out to be paid of $2,547,831 at September 30, 2023.

The unaudited financial information in the table below summarizes the combined results of operations of the Company and Nora Pharma for the years ended December 31, 2022 and 2021, on a pro forma basis, as though the two companies had been combined as of January 1, 2021. The unaudited pro forma financial information does not purport to be indicative of the Company's combined results of operations which would have been obtained had the acquisition taken place on January 1, 2021, nor should it be taken as indicative of future consolidated results of operations:

Pro Forma Results From Acquisition	December 31, 2022	December 31, 2021
Total revenues	$14,758,115	$7,927,165
Net (loss) from operations	$(26,192,503)	$(2,224,253)
Net (loss)	$(26,164,764)	$(12,289,655)
Basic and fully diluted (loss) per share	$(1.74)	$(4.70)
Weighted average number of shares outstanding	15,056,097	2,612,061